Derivatives and Fair Value Measurements - Amount of Gain or Losses Recognized in Income on Derivatives (Detail) (Cash flow hedging [Member], Net cost of gas sold [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ (2,363)	$ 976	$ (4,854)
Regulatory deferral accounting treatment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ 2,363	$ (976)	$ 4,854